LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
Loss Per Share
SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2022 $	2021 $	2020 $
Loss for the year attributable to the owners of Genetic Technologies Limited	(7,163,123)	(7,077,619)	(6,294,775)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	9,220,348,281	8,544,157,979	4,155,017,525